Derivative financial instruments and risk management (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivatives Fair Value
Asset Fair Value	$ 105	$ 128
Liability Fair Value	(56)	(214)
Machinery, Energy & Transportation
Derivatives Fair Value
Asset Fair Value	14	27
Liability Fair Value	(46)	(191)
Financial Products
Derivatives Fair Value
Asset Fair Value	91	101
Liability Fair Value	(10)	(23)
Designated derivatives
Derivatives Fair Value
Asset (Liability) Fair Value	35	(38)
Designated derivatives | Foreign exchange contracts | Receivables - trade and other | Machinery, Energy & Transportation
Derivatives Fair Value
Asset Fair Value	12	25
Designated derivatives | Foreign exchange contracts | Accrued expenses | Machinery, Energy & Transportation
Derivatives Fair Value
Liability Fair Value	(25)	(134)
Designated derivatives | Interest rate contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	1	6
Designated derivatives | Interest rate contracts | Long-term receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	51	73
Designated derivatives | Interest rate contracts | Accrued expenses | Financial Products
Derivatives Fair Value
Liability Fair Value	(4)	(8)
Undesignated derivatives
Derivatives Fair Value
Asset (Liability) Fair Value	14	(48)
Undesignated derivatives | Foreign exchange contracts | Receivables - trade and other | Machinery, Energy & Transportation
Derivatives Fair Value
Asset Fair Value	2	2
Undesignated derivatives | Foreign exchange contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	3	5
Undesignated derivatives | Foreign exchange contracts | Long-term receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	36	17
Undesignated derivatives | Foreign exchange contracts | Accrued expenses | Machinery, Energy & Transportation
Derivatives Fair Value
Liability Fair Value	(9)	(43)
Undesignated derivatives | Foreign exchange contracts | Accrued expenses | Financial Products
Derivatives Fair Value
Liability Fair Value	(6)	(15)
Undesignated derivatives | Commodity contracts | Accrued expenses | Machinery, Energy & Transportation
Derivatives Fair Value
Liability Fair Value	$ (12)	$ (14)